Investment in Shares and Warrants	12 Months Ended
Dec. 31, 2025
Investment in Shares and Warrants [Abstract]
INVESTMENT IN SHARES AND WARRANTS
NOTE 3:	INVESTMENT IN SHARES AND WARRANTS

On June 6, 2023, the Company entered into a securities purchase agreement with certain shareholders pursuant to which the Company issued 359,498 ordinary shares for gross proceeds of $407 (out of which the Company received from one of the investors shares in the value of $54). See also note 8a2. The shares were held as a short-term investment in trading securities and were accordingly classified as current assets. During the first half of 2024, the Company sold its investment in shares for gross proceeds of $29.

On October 10, 2025, the Company entered into a share transfer agreement pursuant to which the Company purchased 111,065 common shares of Taurus Gold Corp (TAUR.CN), a publicly tradeable company in Toronto stock exchange (TSX), for gross proceeds of 66,639 CAD ($47). The shares were held as a short-term investment in trading securities and were accordingly classified as current assets.

On October 24, 2025, the Company entered into a subscription agreement with Taurus Gold Corp pursuant to which the Company purchased 13,020,000 units consisting of 13,020,000 common shares and 13,020,000 warrants, for gross proceeds of 651,000 CAD ($465). Each warrant has an exercise price of CAD 0.064 until the date which is the earlier of 36 months and the Taurus Gold Corp listing date on Nasdaq. The shares were held as a short-term investment in trading securities and were accordingly classified as current assets.

An amount of $191 was initially allocated to the investments in warrants based on their relative fair value within the total investment amount, with the remaining amount allocated to the investment in shares.

As of December 31, 2025 there were no indicators for impairment of the investment in warrants amount.

During December 2025, the Company purchased 41,497 shares of ViewBix Inc (VBIX.Nasdaq).

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the Company measures its short-term investment at fair value. Short-term investments are classified within Level 1 as the valuation inputs are valuations based on quoted prices in active markets for identical assets.

The following table presents the changes in investment in shares for the years ended December 31, 2025 and 2024:

Balance as of December 31, 2023	$37

Proceeds from sale of shares	(29)
Changes in fair value	(8)

Balance as of December 31, 2024	$0
Purchase of shares	336
Changes in fair value	447

Balance as of December 31, 2025	$783